TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of income/(loss) from domestic and foreign components before income tax expenses

	2016	2017	2018
	RMB (in millions)
Domestic	2,224	5,852	4,663
Foreign	(3,968)	(2,328)	(2,742)
Total	(1,744)	3,524	1,921

Schedule of composition of income tax expense

	2016	2017	2018
	RMB (in millions)
Current income tax expense	454	1,453	1,425
Deferred tax expense/(benefit)	28	(168)	(632)
Income tax expense	482	1,285	793

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	2016	2017	2018
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries with preferential tax rates	8%	6%	(23)%
Non-deductible expenses and non-taxable income incurred	(51)%	3%	37%
Change in valuation allowance	(10)%	2%	2%
Effective CIT rate	(28)%	36%	41%

Schedule of effect of preferential tax on China operations

	2016	2017	2018
	RMB (In millions, except per share data)
Tax holiday effect	178	345	520
Basic net income per ADS effect	0.38	0.65	0.95
Diluted net income per ADS effect	0.38	0.60	0.92

Schedule of significant components of deferred tax assets and liabilities

	2017	2018
	RMB (in millions)
Accrued expenses	331	532
Loss carry forward	151	191
Accrued liability for customer reward related programs	99	57
Accrued staff salary	4	65
Others	74	243
Less: Valuation allowance of deferred tax assets	(197)	(238)
Total deferred tax assets	462	850

Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,895)	(3,838)

Net deferred tax (liabilities)/assets	(3,433)	(2,988)

Schedule of movement of valuation allowances

	2016	2017	2018
	RMB (in millions)
Balance at beginning of year	31	150	197
Current year additions	119	47	41
Balance at end of year	150	197	238

Subsidiaries
Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	Impact on the effective tax rates
		2016	2017	2018
Ctrip Computer Technology (Shanghai) Co., Ltd.	15%	4.2%	(1.6)%	(5.5)%
Ctrip Travel Information Technology (Shanghai) Co., Ltd.	15%	1.9%	(1.6)%	(4.0)%
Ctrip Travel Network Technology (Shanghai) Co., Ltd.	15%	7.4%	(1.6)%	(5.7)%
Chengdu Information Technology Co., Ltd.	15%	1.4%	(2.1)%	(3.2)%
The Company and its subsidiaries in Hong Kong and	16.5%
Cayman	0%	0.8%	15.4%	1.7%
Qunar and subsidiaries	15%	(5.9)%	(1.0)%	(5.0)%
Others	15%	(1.6)%	(1.1)%	(1.3)%
Total		8.2%	6.4%	(23.0)%